Other current receivables	12 Months Ended
Dec. 31, 2023
Other Current Receivables [Abstract]
Other current receivables

21. Other current receivables

	2023	2022
Value added tax	8,954	11,109
Advance payments to vendors	1,788	3,078
Short-term derivatives	857	—
Other	22,221	3,631
Total	33,820	17,818

Other includes a receivable of $12.2 million relating to production equipment returned to a supplier due to the decision to discontinue the construction of the new production facility in Peterborough, UK.

During the twelve months ending December 31, 2023, a credit toward future capital expenditures related to the YYF Transaction for the completion of oat base capacity at the Dallas-Fort Worth Facility was recorded. The receivable was subsequently impaired during the year due to the decision to discontinue the construction of the new production facility in Dallas-Fort Worth, Texas. The impairment amounted to $13.9 million and is included in Other operating income and (expenses), net in the consolidated statement of operations.

For further information on the YYF Transaction, see Note 34 Non-current assets held for sale.